Segment Disclosures - Summary of Total Assets by Segment (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 1,891,250,476	$ 1,947,217,387	[1]	$ 1,618,292,776	[1]
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	1,802,026,290	1,820,922,309	[2]	1,546,835,094	[2]
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	37,263,666	65,433,006	[3]	21,707,326	[3]
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 51,960,520	$ 60,862,072		$ 49,750,356

[1]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2022 and 2021 were associated with our self storage platform.
[2]	Included in the assets of the Self Storage segment as of December 31, 2022 and 2021 were approximately $52.2 million and $49.8 million of goodwill, respectively. Additionally, as of December 31, 2022 we had never recorded any impairment charges to goodwill within the Self Storage segment.
[3]	Included in the assets of the Managed REIT Platform segment as of December 31, 2022 and 2021, were approximately $1.4 million and $3.9 million of goodwill, respectively. Such goodwill is net of previous impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2022 and 2021, which relates to the impairment charge recorded during the quarter ended March 31, 2020.